Leases - Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance		$ 9,617		$ 7,761
Additions to right -of -use assets		1,222		3,432
Lease termination		(300)		(84)
Depreciation expense		(1,639)		(1,492)
Repayment of lease liabilities		(972)		(1,251)		$ (850)
Ending balance		8,900		9,617		7,761
Lease Liabilities [Member]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance	[1],[3]	11,062	[2]	8,822
Additions to right -of -use assets		1,222	[2]	3,432	[1],[3]
Lease termination		(339)	[2]	(69)	[1],[3]
Depreciation expense			[2]		[1],[3]
Exchange rate differences		588	[2]	(128)	[1],[3]
Repayment of lease liabilities		(972)	[2]	(1,251)	[1],[3]
Ending balance		11,561	[2]	11,062	[1],[2],[3]	8,822	[1],[3]
Right-of-use assets [member] | Rented Offices [Member]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance	[4]	8,232		6,363
Additions to right -of -use assets		103		2,547	[4]
Lease termination	[4]			(12)
Depreciation expense		(741)		(666)	[4]
Exchange rate differences	[4]
Repayment of lease liabilities	[4]
Ending balance		7,594		8,232	[4]	6,363	[4]
Right-of-use assets [member] | Vehicles [Member]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance		1,370		1,397
Additions to right -of -use assets		1,119		858
Lease termination		(300)		(73)
Depreciation expense		(883)		(812)
Ending balance		1,306		1,370		1,397
Right-of-use assets [member] | Computers, Software, Equipment and Office Furniture [Member]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities [Line Items]
Beginning balance		15		1
Additions to right -of -use assets				28
Lease termination
Depreciation expense		(15)		(14)
Ending balance				$ 15		$ 1

[1]	The balance does not include current maturities of lease of $267 thousand that were classified to other accounts receivables due to expected lease incentive.
[2]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 5.41%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.
[3]	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 6.16%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.
[4]	Out of the Depreciation expense $127 thousand was capitalized to the Leasehold Improvements.